IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Oct. 31, 2016
Assets
Cash and due from banks	$ 4,863		$ 4,735		$ 3,971	$ 3,907
Interest-bearing deposits with banks	25,583		30,720
Trading loans, securities, and other	146,000		127,897
Non-trading financial assets at fair value through profit or loss	6,503		4,015
Derivatives	48,894		56,996
Financial assets designated at fair value through profit or loss	4,040		3,618
Financial assets at fair value through other comprehensive income	111,104		130,600
Debt securities at amortized cost, net of allowance for credit losses	130,497		107,171
Securities purchased under reverse repurchase agreements	165,935		127,379
Loans
Residential mortgages	235,640		225,191
Consumer instalment and other personal	180,334		172,079
Credit card	36,564		35,018
Business and government	236,517		217,654
Total loans	689,055		649,942
Allowance for loan losses	(4,447)		(3,549)
Loans, net of allowance for loan losses	684,608		646,393
Customers' liability under acceptances	13,494		17,267
Goodwill	16,976		16,536		16,156
Other intangibles	2,503		2,459
Land, buildings, equipment, and other depreciable assets	5,513		5,324
Deferred tax assets	1,799		2,812
Amounts receivable from brokers, dealers, and clients	20,575		26,940
Other assets	17,087		15,596
Total assets	1,415,290		1,334,903		1,278,995
LIABILITIES
Trading deposits	26,885		114,704
Derivatives	50,051		48,270
Securitization liabilities at fair value	13,058		12,618
Financial liabilities designated at fair value through profit or loss	105,131		16
Deposits
Personal	503,430		477,644
Banks	16,751		16,712
Business and government	366,796		357,083
Total deposits	886,977		851,439
Acceptances	13,494		17,269
Obligations related to securities sold short	29,656		39,478
Obligations related to securities sold under repurchase agreements	125,856		93,389
Securitization liabilities at amortized cost	14,086		14,683
Amounts payable to brokers, dealers, and clients	23,746		28,385
Insurance-related liabilities	6,920		6,698
Other liabilities	21,004		19,174
Subordinated notes and debentures	10,725		8,740
Equity	87,701		80,040		$ 75,190
Total liabilities and equity	1,415,290	$ 57,671	1,334,903	$ 49,393
Off-balance sheet commitments
Total off-balance sheet commitments	244,633		221,032
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,316		8,445
Other assets		27,303		17,811
Total assets		57,671		49,393
Deposits
Other liabilities		6,205		4,809
Equity		$ 11,459		$ 10,535
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	230,640		208,042
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	7,621		7,267
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,172		2,960
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,200		2,763
Not later than one month [member]
Assets
Cash and due from banks	4,857		4,733
Interest-bearing deposits with banks	19,892		28,332
Trading loans, securities, and other	1,197		1,971
Non-trading financial assets at fair value through profit or loss	147
Derivatives	5,786		7,343
Financial assets designated at fair value through profit or loss	195		30
Financial assets at fair value through other comprehensive income	1,431		1,111
Debt securities at amortized cost, net of allowance for credit losses	1,878		881
Securities purchased under reverse repurchase agreements	98,904		77,612
Loans
Residential mortgages	2,006		908
Consumer instalment and other personal	850		753
Business and government	29,460		23,052
Total loans	32,316		24,713
Loans, net of allowance for loan losses	32,316		24,713
Customers' liability under acceptances	11,127		14,984
Amounts receivable from brokers, dealers, and clients	20,575		26,940
Other assets	2,548		3,432
Total assets	200,853		192,082
LIABILITIES
Trading deposits	5,837		16,145
Derivatives	7,180		6,195
Financial liabilities designated at fair value through profit or loss	22,193		10
Deposits
Personal	5,218		4,330
Banks	6,771		6,499
Business and government	18,576		18,840
Total deposits	30,565		29,669
Acceptances	11,127		14,986
Obligations related to securities sold short	384		2,621
Obligations related to securities sold under repurchase agreements	101,856		73,759
Securitization liabilities at amortized cost			22
Amounts payable to brokers, dealers, and clients	23,746		28,385
Insurance-related liabilities	190		213
Other liabilities	2,845		2,916
Total liabilities and equity	205,923		174,921
Off-balance sheet commitments
Total off-balance sheet commitments	19,960		18,484
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,388		18,341
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	82		79
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	82		64
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	408
Later than one month and not later than three months [member]
Assets
Cash and due from banks	6		2
Interest-bearing deposits with banks	1,137		924
Trading loans, securities, and other	3,990		5,244
Non-trading financial assets at fair value through profit or loss	2		12
Derivatives	8,472		9,263
Financial assets designated at fair value through profit or loss	696		95
Financial assets at fair value through other comprehensive income	3,818		4,214
Debt securities at amortized cost, net of allowance for credit losses	5,233		2,577
Securities purchased under reverse repurchase agreements	34,839		30,047
Loans
Residential mortgages	5,595		3,234
Consumer instalment and other personal	1,819		1,332
Business and government	5,573		4,320
Total loans	12,987		8,886
Loans, net of allowance for loan losses	12,987		8,886
Customers' liability under acceptances	2,211		2,145
Other assets	1,391		854
Total assets	74,782		64,263
LIABILITIES
Trading deposits	3,025		37,337
Derivatives	7,968		8,684
Securitization liabilities at fair value	668		981
Financial liabilities designated at fair value through profit or loss	25,370		5
Deposits
Personal	8,990		7,094
Banks	1,459		1,941
Business and government	10,049		19,337
Total deposits	20,498		28,372
Acceptances	2,211		2,145
Obligations related to securities sold short	654		3,679
Obligations related to securities sold under repurchase agreements	20,224		15,508
Securitization liabilities at amortized cost	513		1,240
Insurance-related liabilities	315		294
Other liabilities	3,142		2,631
Total liabilities and equity	84,588		100,876
Off-balance sheet commitments
Total off-balance sheet commitments	22,792		18,151
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,652		16,732
Later than one month and not later than three months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	165		159
Later than one month and not later than three months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	182		181
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	793		1,079
Over 3 months to 6 months [member]
Assets
Interest-bearing deposits with banks	77		154
Trading loans, securities, and other	3,916		2,111
Non-trading financial assets at fair value through profit or loss	37		99
Derivatives	3,255		5,275
Financial assets designated at fair value through profit or loss	156		535
Financial assets at fair value through other comprehensive income	4,161		4,150
Debt securities at amortized cost, net of allowance for credit losses	2,254		3,010
Securities purchased under reverse repurchase agreements	24,000		14,426
Loans
Residential mortgages	8,013		6,614
Consumer instalment and other personal	3,170		2,628
Business and government	7,970		5,539
Total loans	19,153		14,781
Loans, net of allowance for loan losses	19,153		14,781
Customers' liability under acceptances	152		132
Other assets	2,830		1,926
Total assets	59,991		46,599
LIABILITIES
Trading deposits	4,166		31,081
Derivatives	3,603		4,230
Securitization liabilities at fair value	412		194
Financial liabilities designated at fair value through profit or loss	15,799
Deposits
Personal	9,459		7,541
Banks	150		255
Business and government	7,569		7,033
Total deposits	17,178		14,829
Acceptances	152		132
Obligations related to securities sold short	398		1,500
Obligations related to securities sold under repurchase agreements	2,993		3,516
Securitization liabilities at amortized cost	1,274		625
Insurance-related liabilities	388		353
Other liabilities	1,334		538
Total liabilities and equity	47,697		56,998
Off-balance sheet commitments
Total off-balance sheet commitments	20,186		18,571
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,391		17,222
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	250		240
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	185		169
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,360		940
Later than six months and not later than nine months [member]
Assets
Interest-bearing deposits with banks			21
Trading loans, securities, and other	3,171		3,653
Non-trading financial assets at fair value through profit or loss	668		460
Derivatives	2,109		3,276
Financial assets designated at fair value through profit or loss	82		243
Financial assets at fair value through other comprehensive income	6,339		5,354
Debt securities at amortized cost, net of allowance for credit losses	1,050		3,594
Securities purchased under reverse repurchase agreements	6,331		3,807
Loans
Residential mortgages	9,832		11,166
Consumer instalment and other personal	3,620		3,724
Business and government	9,496		7,131
Total loans	22,948		22,021
Loans, net of allowance for loan losses	22,948		22,021
Customers' liability under acceptances	4		6
Other assets	168		120
Total assets	42,870		42,555
LIABILITIES
Trading deposits	2,606		12,954
Derivatives	2,062		3,103
Securitization liabilities at fair value	494		661
Financial liabilities designated at fair value through profit or loss	20,496
Deposits
Personal	7,691		6,245
Banks	1		24
Business and government	10,482		9,984
Total deposits	18,174		16,253
Acceptances	4		6
Obligations related to securities sold short	819		387
Obligations related to securities sold under repurchase agreements	694		428
Securitization liabilities at amortized cost	355		503
Insurance-related liabilities	330		309
Other liabilities	1,293		1,326
Total liabilities and equity	47,327		35,930
Off-balance sheet commitments
Total off-balance sheet commitments	14,451		13,830
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	13,537		13,105
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	247		237
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	206		159
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	461		329
Later than nine months and not later than one year [member]
Assets
Interest-bearing deposits with banks			16
Trading loans, securities, and other	2,873		3,998
Non-trading financial assets at fair value through profit or loss	314		906
Derivatives	2,222		2,321
Financial assets designated at fair value through profit or loss	83		90
Financial assets at fair value through other comprehensive income	6,426		3,962
Debt securities at amortized cost, net of allowance for credit losses	764		4,059
Securities purchased under reverse repurchase agreements	1,765		1,458
Loans
Residential mortgages	11,719		11,061
Consumer instalment and other personal	3,544		4,131
Business and government	8,830		9,269
Total loans	24,093		24,461
Loans, net of allowance for loan losses	24,093		24,461
Other assets	103		142
Total assets	38,643		41,413
LIABILITIES
Trading deposits	3,185		11,739
Derivatives	1,763		2,263
Securitization liabilities at fair value	387		272
Financial liabilities designated at fair value through profit or loss	20,907
Deposits
Personal	7,583		7,718
Banks	6		54
Business and government	10,670		11,299
Total deposits	18,259		19,071
Obligations related to securities sold short	1,171		904
Obligations related to securities sold under repurchase agreements	30		108
Securitization liabilities at amortized cost	342		575
Insurance-related liabilities	318		310
Other liabilities	641		1,394
Total liabilities and equity	47,003		36,636
Off-balance sheet commitments
Total off-balance sheet commitments	12,552		9,558
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	12,034		9,159
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	244		233
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	177		166
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	97
Over 1 year to 2 years [member]
Assets
Trading loans, securities, and other	15,672		9,683
Non-trading financial assets at fair value through profit or loss	1,301		227
Derivatives	5,610		7,130
Financial assets designated at fair value through profit or loss	404		297
Financial assets at fair value through other comprehensive income	18,205		19,777
Debt securities at amortized cost, net of allowance for credit losses	8,791		8,103
Securities purchased under reverse repurchase agreements	44		29
Loans
Residential mortgages	34,029		43,063
Consumer instalment and other personal	17,256		14,313
Business and government	21,078		19,637
Total loans	72,363		77,013
Loans, net of allowance for loan losses	72,363		77,013
Other assets	169		136
Total assets	122,559		122,395
LIABILITIES
Trading deposits	2,430		1,183
Derivatives	5,546		5,510
Securitization liabilities at fair value	1,656		1,822
Financial liabilities designated at fair value through profit or loss	356
Deposits
Personal	9,374		10,222
Business and government	34,130		21,345
Total deposits	43,504		31,567
Obligations related to securities sold short	3,351		4,330
Obligations related to securities sold under repurchase agreements	47		43
Securitization liabilities at amortized cost	2,098		2,496
Insurance-related liabilities	940		937
Other liabilities	3,339		2,205
Total liabilities and equity	63,297		50,093
Off-balance sheet commitments
Total off-balance sheet commitments	28,977		27,220
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	27,207		25,720
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	936		902
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	753		591
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	81		7
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	25,939		25,772
Non-trading financial assets at fair value through profit or loss	1,803		841
Derivatives	8,652		12,436
Financial assets designated at fair value through profit or loss	1,725		1,532
Financial assets at fair value through other comprehensive income	40,289		57,922
Debt securities at amortized cost, net of allowance for credit losses	45,127		34,032
Securities purchased under reverse repurchase agreements	52
Loans
Residential mortgages	101,591		113,852
Consumer instalment and other personal	61,736		56,632
Business and government	71,071		67,922
Total loans	234,398		238,406
Loans, net of allowance for loan losses	234,398		238,406
Other assets	157		301
Total assets	358,142		371,242
LIABILITIES
Trading deposits	4,014		3,260
Derivatives	8,148		9,282
Securitization liabilities at fair value	7,499		6,719
Financial liabilities designated at fair value through profit or loss	1
Deposits
Personal	9,670		9,876
Banks	3		3
Business and government	46,188		54,780
Total deposits	55,861		64,659
Obligations related to securities sold short	9,882		13,771
Obligations related to securities sold under repurchase agreements	12		27
Securitization liabilities at amortized cost	6,586		6,232
Insurance-related liabilities	1,612		1,624
Other liabilities	1,663		2,308
Total liabilities and equity	95,278		107,882
Off-balance sheet commitments
Total off-balance sheet commitments	114,644		104,887
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	111,281		101,210
Later than two years and not later than five years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,332		2,188
Later than two years and not later than five years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,031		1,081
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			408
Over 5 years [member]
Assets
Trading loans, securities, and other	19,014		25,895
Non-trading financial assets at fair value through profit or loss	1,488		848
Derivatives	12,788		9,952
Financial assets designated at fair value through profit or loss	699		796
Financial assets at fair value through other comprehensive income	28,594		31,936
Debt securities at amortized cost, net of allowance for credit losses	65,401		50,990
Loans
Residential mortgages	62,855		35,293
Consumer instalment and other personal	28,236		26,321
Business and government	61,266		59,251
Total loans	152,357		120,865
Loans, net of allowance for loan losses	152,357		120,865
Other assets	97		90
Total assets	280,438		241,372
LIABILITIES
Trading deposits	1,622		1,005
Derivatives	13,781		9,003
Securitization liabilities at fair value	1,942		1,969
Financial liabilities designated at fair value through profit or loss	9		1
Deposits
Personal	21		38
Banks	7		8
Business and government	7,594		8,000
Total deposits	7,622		8,046
Obligations related to securities sold short	12,115		11,474
Securitization liabilities at amortized cost	2,918		2,990
Insurance-related liabilities	874		903
Other liabilities	138		152
Subordinated notes and debentures	10,725		8,740
Total liabilities and equity	51,746		44,283
Off-balance sheet commitments
Total off-balance sheet commitments	9,777		9,038
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,856		5,260
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,365		3,229
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments	556		549
No specific maturity [member]
Assets
Interest-bearing deposits with banks	4,477		1,273
Trading loans, securities, and other	70,228		49,570
Non-trading financial assets at fair value through profit or loss	743		622
Financial assets at fair value through other comprehensive income	1,841		2,174
Debt securities at amortized cost, net of allowance for credit losses	(1)		(75)
Loans
Consumer instalment and other personal	60,103		62,245
Credit card	36,564		35,018
Business and government	21,773		21,533
Total loans	118,440		118,796
Allowance for loan losses	(4,447)		(3,549)
Loans, net of allowance for loan losses	113,993		115,247
Goodwill	16,976		16,536
Other intangibles	2,503		2,459
Land, buildings, equipment, and other depreciable assets	5,513		5,324
Deferred tax assets	1,799		2,812
Other assets	9,624		8,595
Total assets	237,012		212,982
Deposits
Personal	445,424		424,580
Banks	8,354		7,928
Business and government	221,538		206,465
Total deposits	675,316		638,973
Obligations related to securities sold short	882		812
Insurance-related liabilities	1,953		1,755
Other liabilities	6,609		5,704
Equity	87,701		80,040
Total liabilities and equity	772,461		727,284
Off-balance sheet commitments
Total off-balance sheet commitments	1,294		1,293
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	9,316		8,445
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 1,294		$ 1,293